Segment information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment information

24. Segment information

The Company operates in a single operating segment, being the biopharmaceutical segment.

Geographical information

Revenues by geographical area have been allocated to geographic regions based on the country of residence of the Company’s external customers or licensees and are detailed as follows:

	Years ended December 31,
	2023	2022	2021
	$	$	$
Switzerland	4,317	5,395	5,075
Ireland	122	82	-
Denmark	11	160	185
Other	48	3	-
	4,498	5,640	5,260

Non-current assets include restricted cash equivalents and property and equipment, and are detailed by geographical area as follows:

	December 31,
	2023	2022
	$	$
Germany	575	463
Canada	3	4
United States	71	71
	649	538

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)